Pensions and Other Post-Employment Benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 21,310	£ 20,353	£ 18,774
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	1,363	1,418	1,379
Active [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	551	549	499
Retired [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	808	869	879
Deferred [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 4	£ 0	£ 1